NONCONTROLLING INTEREST (Details)	9 Months Ended		0 Months Ended	9 Months Ended			9 Months Ended				0 Months Ended	9 Months Ended			9 Months Ended		1 Months Ended	9 Months Ended			9 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Mar. 06, 2013 Bona Guoqiang	Sep. 30, 2014 Bona Guoqiang USD ($)	Sep. 30, 2013 Bona Guoqiang USD ($)	Mar. 06, 2013 Bona Guoqiang	Sep. 30, 2014 Cinema Popular USD ($)	Sep. 30, 2013 Cinema Popular USD ($)	Sep. 30, 2014 Distribution Workshop (BVI&HK) USD ($)	Sep. 30, 2013 Distribution Workshop (BVI&HK) USD ($)	May 17, 2013 Xi'an Huitong USD ($)	Sep. 30, 2013 Xi'an Huitong USD ($)	May 17, 2013 Xi'an Huitong USD ($)	May 17, 2013 Xi'an Huitong CNY	Sep. 30, 2014 Shanghai Cinema USD ($)	Sep. 30, 2013 Shanghai Cinema USD ($)	Jan. 31, 2013 Changsha Mango Bona Cineplex Management Co., Ltd. USD ($)	Sep. 30, 2014 Changsha Mango Bona Cineplex Management Co., Ltd. USD ($)	Sep. 30, 2013 Changsha Mango Bona Cineplex Management Co., Ltd. USD ($)	Jan. 31, 2013 Changsha Mango Bona Cineplex Management Co., Ltd. CNY	Sep. 30, 2014 Tianjin Nonken USD ($)	Sep. 30, 2013 Tianjin Nonken USD ($)	Sep. 30, 2014 Sunva cinema [Member] USD ($)
Changes in noncontrolling interest
Balance at the beginning of the period	$ 1,796,000	$ 3,937,000		$ 35,000			$ (357,000)	$ (352,000)	$ 384	$ 641		$ 345,000			$ 2,147,000	$ 2,057,000	$ 1,092,000	$ 394,000	$ 1,092,000		$ (807,000)	$ 154,000
Acquisition of equity interest	803,000																						803,000
Capital contribution by noncontrolling shareholders		48,000			48,000
Acquisition of equity interest from noncontrolling interest		(1,065,000)									(307,000)	(307,000)					(758,000)		(758,000)
Foreign currency translation adjustment	(2,000)	12,000		(1,000)	1,000			1,000		(1)		4,000			(2,000)	3,000		(4,000)	7,000		10,000	(3,000)	(5,000)
Net income (loss)	(422,000)	(1,071,000)		(16,000)	(9,000)		(5,000)	(6,000)	9	(419)		(42,000)			68,000	75,000		74,000	78,000		(506,000)	(748,000)	(46,000)
Balance at the end of the period	2,175,000	1,861,000		18,000	40,000		(362,000)	(357,000)	393	221					2,213,000	2,135,000		464,000	419,000		(1,303,000)	(597,000)	752,000
Percentage of equity interest owned by third-party shareholder						30.00%
Ownership interest acquired (as a percent)													49.00%	49.00%			34.00%
Cash consideration													398,000	2,450,000			328,000			2,040,000
Reduction of noncontrolling interest		1,065,000									307,000	307,000					758,000		758,000
Ownership percentage			70.00%								100.00%
Increase (decrease) of noncontrolling interest in additional paid-in capital	$ 803,000	$ (726,000)									$ 92,000						$ 430,000